Cash (Narrative) (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Information For Cash [Line Items]
Cash	$ 90,548		$ 115,698	$ 302,524
Osisko Development Corp [Member]
Disclosure Of Information For Cash [Line Items]
Cash		$ 133,100	$ 33,407